Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Summary of trade and other payables

	As of December 31, 2023	As of December 31, 2022
Current
Accounts payable:
Suppliers	204,696	196,484

Total current accounts payables	204,696	196,484

Other accounts payables:
Payables to partners of joint operations	197	23,880
Extraordinary fee for Gas IV Plan	162	488
Payables to third parties (1)	—	161

Total other current accounts payables	359	24,529

Total current trade and other payables	205,055	221,013

(1)	Related to acquisition of 50% operating working interest in the unconventional concessions of Aguada Federal and Bandurria Norte mentioned in Note 29.2.5.